UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

Meeder Funds Trust
6125 Memorial Drive
Dublin, OH   43017

Bruce McKibben
c/o Meeder Funds Trust
6125 Memorial Drive
Dublin, OH   43017

Registrant’s telephone number, including area code:  800-325-3539

Date of fiscal year end:  December 31, 2014

Date of reporting period:  March 31, 2014

Item 1.  Schedule of Investments.

Schedule of Investments
March 31, 2014 (Unaudited)

Muirfield Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 91.7%

Consumer Discretionary - 15.1%
Apollo Education Group, Inc. (3)	26,890	920,714
Best Buy Co., Inc.	38,370	1,013,352
General Motors Co.	106,340	3,660,223
Gentex Corp./MI	43,945	1,385,586
Graham Holdings Co.	3,115	2,192,181
Jack in the Box, Inc. (3)	20,380	1,201,197
Johnson Controls, Inc.	43,290	2,048,483
Lear Corp.	13,210	1,105,941
Live Nation Entertainment, Inc. (3)	62,390	1,356,983
Tenneco, Inc. (3)	18,230	1,058,616
TRW Automotive Holdings Corp. (3)	12,915	1,054,122
Viacom, Inc.	48,350	4,109,267
Visteon Corp. (3)	16,150	1,428,306
Whirlpool Corp.	25,875	3,867,278

	(Cost $23,713,588)	26,402,249

Consumer Staples - 7.8%
Archer-Daniels-Midland Co.	74,525	3,233,640
CVS Caremark Corp.	46,755	3,500,079
Nu Skin Enterprises, Inc.	18,210	1,508,699
Rite Aid Corp. (3)	189,435	1,187,757
Tyson Foods, Inc.	33,295	1,465,313
Wal-Mart Stores, Inc.	35,810	2,736,958

	(Cost $12,617,761)	13,632,446

Energy - 6.1%
ConocoPhillips	48,300	3,397,905
Green Plains Renewable Energy, Inc.	22,025	659,869
Halliburton Co.	12,625	743,486
Phillips 66	32,795	2,527,183
Valero Energy Corp.	62,915	3,340,787

	(Cost $9,441,414)	10,669,230

Financials - 14.1%
Aflac, Inc.	17,400	1,096,896
American Equity Investment Life Holding Co.	44,275	1,045,776
American International Group, Inc.	40,530	2,026,905
Assurant, Inc.	25,095	1,630,171
CNO Financial Group, Inc.	136,370	2,468,297
Genworth Financial, Inc. (3)	48,800	865,224
JPMorgan Chase & Co.	21,610	1,311,943
MetLife, Inc.	66,725	3,523,079
Principal Financial Group, Inc.	45,635	2,098,754
Protective Life Corp.	32,450	1,706,546
StanCorp Financial Group, Inc.	22,960	1,533,728
Symetra Financial Corp.	71,080	1,408,806
Wells Fargo & Co.	77,395	3,849,627

	(Cost $22,325,146)	24,565,752

Healthcare - 15.9%
AbbVie, Inc.	19,580	1,006,412
Agilent Technologies, Inc.	60,315	3,372,815
Amsurg Corp. (3)	17,725	834,493
Cardinal Health, Inc.	59,405	4,157,161
Centene Corp. (3)	11,800	734,550
Charles River Laboratories International, Inc. (3)	13,925	840,235
Health Net, Inc./CA (3)	25,185	856,542
Henry Schein, Inc. (3)	9,720	1,160,276
Impax Laboratories, Inc. (3)	32,390	855,744
Johnson & Johnson	14,320	1,406,654
Magellan Health Services, Inc. (3)	19,720	1,170,382
McKesson Corp.	24,490	4,324,199
Pfizer, Inc.	102,255	3,284,431
VCA Antech, Inc. (3)	25,345	816,869
WellPoint, Inc.	23,525	2,341,914
Zimmer Holdings, Inc.	6,750	638,415

	(Cost $25,137,981)	27,801,092

Industrials - 7.8%
Curtiss-Wright Corp.	14,805	940,710
Esterline Technologies Corp. (3)	10,160	1,082,446
Honeywell International, Inc.	11,625	1,078,335
ITT Corp.	20,245	865,676
Manpowergroup, Inc.	24,080	1,898,226
Northrop Grumman Corp.	30,100	3,713,737
Parker Hannifin Corp.	19,210	2,299,629
RR Donnelley & Sons Co.	96,830	1,733,257

	(Cost $11,319,074)	13,612,016

Information Technology - 23.1%
Activision Blizzard, Inc.	223,233	4,562,883
Anixter International, Inc.	10,545	1,070,528
Apple, Inc.	3,815	2,047,663
Benchmark Electronics, Inc. (3)	14,340	324,801
Computer Sciences Corp.	42,870	2,607,353
Convergys Corp.	48,965	1,072,823
Google, Inc. (3)	645	718,859
Hewlett-Packard Co. (3)	178,053	5,761,795
Intel Corp.	136,765	3,530,452
Knowles Corp. (3)	15,592	492,239
Lexmark International, Inc.	28,295	1,309,776
Microsoft Corp.	20,600	844,394
Oracle Corp.	48,150	1,969,817
SanDisk Corp. (3)	25,510	2,071,157
Sanmina Corp. (3)	19,270	336,262
Seagate Technology PLC	15,230	855,317
Western Digital Corp.	58,071	5,332,079
Xerox Corp.	355,780	4,020,313
Zebra Technologies Corp. (3)	18,660	1,295,191

	(Cost $31,618,945)	40,223,702

Materials - 1.8%
Dow Chemical Co./The	16,575	805,379
Minerals Technologies, Inc.	15,455	997,775
PPG Industries, Inc.	7,125	1,378,403

	(Cost $3,034,203)	3,181,557

Total Common Stocks	(Cost $139,208,112)	160,088,044

Registered Investment Companies - 2.3%

iShares MSCI EAFE Index Fund	60,965		4,096,848

Total Registered Investment Companies	(Cost $4,108,212)		4,096,848

Money Market Registered Investment Companies - 5.6%

Meeder Money Market Fund - Institutional Class, 0.11% (4)	9,745,450		9,745,450

Total Money Market Registered Investment Companies	(Cost $9,745,450)		9,745,450

Floating Rate Demand Notes - 0.0%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.60%, 4/1/2014 (5)	1,887		1,887

Total Floating Rate Demand Notes	(Cost $1,887)		1,887

U.S. Government Obligations - 0.3%

U.S. Treasury Bill, 0.07%, due 6/5/2014 (6)	500,000		499,982

Total U.S. Government Obligations	(Cost $499,955)		499,982

Total Investments - 99.9%	(Cost $153,563,616	)(2)	174,432,211

Other Assets less Liabilities - 0.1%			104,494

Total Net Assets - 100.0%			174,536,705

Trustee Deferred Compensation (7)

Meeder Aggressive Growth Fund	3,193		35,602
Meeder Balanced Fund	1,808		20,485
Meeder Dynamic Growth Fund	1,158		12,240
Meeder Muirfield Fund	5,219		37,107
Meeder Quantex Fund	2,989		107,395
Meeder Utilities & Infrastructure Fund	375		12,195

Total Trustee Deferred Compensation	(Cost $138,287)		225,024

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring June 2014, notional value $9,789,150	21	(4,708)

Total Futures Contracts	21	(4,708)

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$173,932,229	$(4,708)
Level 2 - Other Significant Observable Inputs	499,982	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$174,432,211	$(4,708)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax and financial reporting purposes are the same.

(3)	Represents non-income producing securities.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2014.

(5)	Floating rate security. The rate shown represents the rate in effect at March 31, 2014.

(6)	Pledged as collateral on futures contracts.

(7)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2014 (Unaudited)

Dynamic Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 93.3%

Consumer Discretionary - 15.0%
Apollo Education Group, Inc. (3)	14,115	483,298
General Motors Co.	33,770	1,162,363
Gentex Corp./MI	25,965	818,676
Graham Holdings Co.	1,935	1,361,756
Jack in the Box, Inc. (3)	10,860	640,088
Johnson Controls, Inc.	34,735	1,643,660
Lear Corp.	11,080	927,618
Live Nation Entertainment, Inc. (3)	21,470	466,973
Macy's, Inc.	15,400	913,066
Tenneco, Inc. (3)	17,740	1,030,162
Viacom, Inc.	31,260	2,656,787
Visteon Corp. (3)	16,530	1,461,913
Whirlpool Corp.	17,120	2,558,755

	(Cost $14,532,777)	16,125,115

Consumer Staples - 8.1%
Archer-Daniels-Midland Co.	58,000	2,516,620
CVS Caremark Corp.	33,405	2,500,698
Nu Skin Enterprises, Inc.	10,925	905,136
Rite Aid Corp. (3)	90,151	565,247
Wal-Mart Stores, Inc.	29,300	2,239,399

	(Cost $8,521,618)	8,727,100

Energy - 5.9%
ConocoPhillips	24,105	1,695,787
Halliburton Co.	9,960	586,544
Phillips 66	31,940	2,461,296
Valero Energy Corp.	30,990	1,645,569

	(Cost $5,798,056)	6,389,196

Financials - 13.5%
Aflac, Inc.	21,225	1,338,024
American Equity Investment Life Holding Co.	29,895	706,120
American International Group, Inc.	38,930	1,946,889
Assurant, Inc.	11,470	745,091
CNO Financial Group, Inc.	79,120	1,432,072
JPMorgan Chase & Co.	23,105	1,402,705
MetLife, Inc.	50,240	2,652,673
Principal Financial Group, Inc.	18,680	859,093
StanCorp Financial Group, Inc.	11,830	790,244
Symetra Financial Corp.	28,310	561,104
Wells Fargo & Co.	42,770	2,127,380

	(Cost $13,513,891)	14,561,395

Healthcare - 17.2%
AbbVie, Inc.	37,210	1,912,594
Agilent Technologies, Inc.	32,775	1,832,778
Cardinal Health, Inc.	39,860	2,789,403
Centene Corp. (3)	6,060	377,235
Charles River Laboratories International, Inc. (3)	8,085	487,849
Henry Schein, Inc. (3)	6,705	800,376
Johnson & Johnson	10,560	1,037,309
Magellan Health Services, Inc. (3)	11,375	675,106
McKesson Corp.	15,645	2,762,438
PAREXEL International Corp. (3)	13,185	713,177
Pfizer, Inc.	84,070	2,700,328
VCA Antech, Inc. (3)	17,040	549,199
WellPoint, Inc.	13,295	1,323,517
Zimmer Holdings, Inc.	5,325	503,639

	(Cost $16,642,316)	18,464,948

Industrials - 6.1%
Honeywell International, Inc.	15,225	1,412,271
Northrop Grumman Corp.	23,565	2,907,450
Parker Hannifin Corp.	9,530	1,140,836
RR Donnelley & Sons Co.	17,625	315,488
Southwest Airlines Co.	34,085	804,747

	(Cost $4,951,678)	6,580,792

Information Technology - 26.1%
Activision Blizzard, Inc.	149,235	3,050,363
Apple, Inc.	2,720	1,459,933
Computer Sciences Corp.	28,295	1,720,902
Convergys Corp.	24,365	533,837
Google, Inc. (3)	2,355	2,624,671
Hewlett-Packard Co. (3)	113,050	3,658,298
Intel Corp.	91,015	2,349,462
Knowles Corp. (3)	10,982	346,702
Lexmark International, Inc.	17,565	813,084
Microsoft Corp.	11,165	457,653
Oracle Corp.	34,670	1,418,350
SanDisk Corp. (3)	16,575	1,345,724
Seagate Technology PLC	23,925	1,343,628
Western Digital Corp.	37,596	3,452,065
Xerox Corp.	241,160	2,725,108
Zebra Technologies Corp. (3)	11,130	772,533

	(Cost $22,703,527)	28,072,313

Materials - 1.4%
Dow Chemical Co./The	12,105	588,182
PPG Industries, Inc.	4,690	907,327

	(Cost $1,472,686)	1,495,509

Total Common Stocks	(Cost $88,136,549)	100,416,368

Registered Investment Companies - 2.4%

iShares MSCI EAFE Index Fund	38,525		2,588,880

Total Registered Investment Companies	(Cost $2,596,061)		2,588,880

Money Market Registered Investment Companies - 4.0%

Meeder Money Market Fund - Institutional Class, 0.11% (4)	4,310,187		4,310,187

Total Money Market Registered Investment Companies	(Cost $4,310,187)		4,310,187

Floating Rate Demand Notes - 0.0%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.60%, 4/1/2014 (5)	271		271

Total Floating Rate Demand Notes	(Cost $271)		271

U.S. Government Obligations - 0.3%

U.S. Treasury Bill, 0.07%, due 6/5/2014 (6)	300,000		299,989

Total U.S. Government Obligations	(Cost $299,973)		299,989

Total Investments - 100.0%	(Cost $95,343,041	)(2)	107,615,695

Other Assets less Liabilities - 0.0%			40,817

Total Net Assets - 100.0%			107,656,512

Trustee Deferred Compensation (7)

Meeder Aggressive Growth Fund	2,332		26,002
Meeder Balanced Fund	1,311		14,854
Meeder Dynamic Growth Fund	848		8,963
Meeder Muirfield Fund	2,845		20,228
Meeder Quantex Fund	1,353		48,613
Meeder Utilities & Infrastructure Fund	273		8,878

Total Trustee Deferred Compensation	(Cost $82,427)		127,538

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring June 2014, notional value $4,661,500	10	4,350

Total Futures Contracts	10	4,350

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$107,315,706	$4,350
Level 2 - Other Significant Observable Inputs	299,989	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$107,615,695	$4,350

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax and financial reporting purposes are the same.

(3)	Represents non-income producing securities.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2014.

(5)	Floating rate security. The rate shown represents the rate in effect at March 31, 2014.

(6)	Pledged as collateral on futures contracts.

(7)	Assets of affiliates to the Dynamic Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2014 (Unaudited)

Aggressive Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 90.8%

Consumer Discretionary - 15.6%
Apollo Education Group, Inc. (3)	3,725	127,544
Best Buy Co., Inc.	25,310	668,437
General Motors Co.	6,125	210,823
Gentex Corp./MI	25,120	792,034
Graham Holdings Co.	1,250	879,688
Jack in the Box, Inc. (3)	9,825	579,086
Lear Corp.	9,255	774,829
Live Nation Entertainment, Inc. (3)	34,170	743,198
Tenneco, Inc. (3)	12,920	750,264
Viacom, Inc.	23,690	2,013,413
Visteon Corp. (3)	11,685	1,033,421
Whirlpool Corp.	12,625	1,886,933

	(Cost $9,114,868)	10,459,670

Consumer Staples - 6.3%
Andersons, Inc./The	5,685	336,779
Archer-Daniels-Midland Co.	29,460	1,278,269
Hillshire Brands Co./The	17,440	649,814
Lancaster Colony Corp.	2,345	233,140
Nu Skin Enterprises, Inc.	8,740	724,109
Rite Aid Corp. (3)	164,200	1,029,534

	(Cost $3,851,497)	4,251,645

Energy - 5.4%
ConocoPhillips	14,700	1,034,145
EOG Resources, Inc.	3,400	666,978
Green Plains Renewable Energy, Inc.	9,180	275,033
Nabors Industries, Ltd.	32,050	790,033
Phillips 66	3,955	304,772
Valero Energy Corp.	10,055	533,921

	(Cost $3,095,705)	3,604,882

Financials - 13.9%
American Equity Investment Life Holding Co.	21,995	519,522
American International Group, Inc.	32,370	1,618,824
Assurant, Inc.	4,805	312,133
CNO Financial Group, Inc.	44,630	807,803
Genworth Financial, Inc. (3)	40,240	713,455
MetLife, Inc.	30,700	1,620,960
Principal Financial Group, Inc.	10,910	501,751
Protective Life Corp.	18,260	960,293
StanCorp Financial Group, Inc.	10,970	732,796
Symetra Financial Corp.	24,170	479,049
Wells Fargo & Co.	20,365	1,012,955

	(Cost $7,914,108)	9,279,541

Healthcare - 15.2%
Agilent Technologies, Inc.	21,470	1,200,602
Amsurg Corp. (3)	10,835	510,112
Cardinal Health, Inc.	29,440	2,060,211
Centene Corp. (3)	4,430	275,768
Charles River Laboratories International, Inc. (3)	7,505	452,852
Health Net, Inc./CA (3)	15,345	521,883
Magellan Health Services, Inc. (3)	10,440	619,614
McKesson Corp.	9,860	1,740,980
VCA Antech, Inc. (3)	16,805	541,625
WellCare Health Plans, Inc. (3)	6,885	437,335
WellPoint, Inc.	11,045	1,099,530
Zimmer Holdings, Inc.	7,405	700,365

	(Cost $9,117,586)	10,160,877

Industrials - 9.9%
Curtiss-Wright Corp.	7,685	488,305
Esterline Technologies Corp. (3)	5,115	544,952
Honeywell International, Inc.	5,705	529,196
ITT Corp.	16,370	699,981
JetBlue Airways Corp. (3)	83,155	722,617
Manpowergroup, Inc.	12,645	996,805
Northrop Grumman Corp.	11,275	1,391,110
RR Donnelley & Sons Co.	54,400	973,760
UniFirst Corp./MA	2,540	279,248

	(Cost $5,492,873)	6,625,974

Information Technology - 23.7%
Activision Blizzard, Inc.	93,600	1,913,184
Anixter International, Inc.	5,275	535,518
Benchmark Electronics, Inc. (3)	20,490	464,099
Brocade Communications Systems, Inc. (3)	39,745	421,694
Computer Sciences Corp.	23,295	1,416,802
Convergys Corp.	23,030	504,587
Google, Inc. (3)	295	328,780
Hewlett-Packard Co. (3)	79,430	2,570,354
Intel Corp.	16,525	426,576
Knowles Corp. (3)	2,415	76,242
Lexmark International, Inc.	16,840	779,524
Microsoft Corp.	9,440	386,946
Oracle Corp.	9,295	380,258
Sapient Corp. (3)	23,390	399,033
Take-Two Interactive Software, Inc. (3)	10,245	224,673
Western Digital Corp.	26,120	2,398,338
Xerox Corp.	166,605	1,882,637
Zebra Technologies Corp. (3)	10,130	703,123

	(Cost $12,297,912)	15,812,368

Materials - 0.8%
Dow Chemical Co./The	10,955	532,303

	(Cost $520,150)	532,303

Total Common Stocks	(Cost $51,404,699)		60,727,260

Registered Investment Companies - 4.8%

iShares MSCI EAFE Index Fund	48,235		3,241,392

Total Registered Investment Companies	(Cost $ 3,250,383)		3,241,392

Money Market Registered Investment Companies - 4.0%

Meeder Money Market Fund - Institutional Class, 0.11% (4)	2,674,082		2,674,082

Total Money Market Registered Investment Companies	(Cost $ 2,674,082)		2,674,082

Floating Rate Demand Notes - 0.0%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.60%, 4/1/2014 (5)	30		30

Total Floating Rate Demand Notes	(Cost $ 30)		30

U.S. Government Obligations - 0.4%

U.S. Treasury Bill, 0.07%, due 6/5/2014 (6)	300,000		299,989

Total U.S. Government Obligations	(Cost $299,973)		299,989

Total Investments - 100.0%	(Cost $57,629,167	)(2)	66,942,753

Other Assets less Liabilities - 0.0%			32,976

Total Net Assets - 100.0%			66,975,729

Trustee Deferred Compensation (7)

Meeder Aggressive Growth Fund	1,271		14,172
Meeder Balanced Fund	729		8,260
Meeder Dynamic Growth Fund	458		4,841
Meeder Muirfield Fund	1,688		12,002
Meeder Quantex Fund	846		30,397
Meeder Utilities & Infrastructure Fund	149		4,845

Total Trustee Deferred Compensation	(Cost $48,607)		74,517

Futures Contracts

	Long Contracts		Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring June 2014, notional value $2,796,900	6		4,305

Total Futures Contracts	6		4,305

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$66,642,764	$4,305
Level 2 - Other Significant Observable Inputs	299,989	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$66,942,753	$4,305

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $57,659,546 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$9,968,251
Unrealized depreciation	$(685,044)
Net unrealized appreciation (depreciation)	$9,283,207

(3)	Represents non-income producing securities.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2014.

(5)	Floating rate security. The rate shown represents the rate in effect at March 31, 2014.

(6)	Pledged as collateral on futures contracts.

(7)	Assets of affiliates to the Aggressive Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2014 (Unaudited)

Balanced Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 64.5%

Consumer Discretionary - 10.9%
Apollo Education Group, Inc. (3)	12,100	414,304
Best Buy Co., Inc.	17,685	467,061
General Motors Co.	50,005	1,721,172
Gentex Corp./MI	19,775	623,506
Graham Holdings Co.	1,445	1,016,919
Jack in the Box, Inc. (3)	9,880	582,327
Johnson Controls, Inc.	20,085	950,422
Lear Corp.	6,205	519,483
Live Nation Entertainment, Inc. (3)	32,635	709,811
Tenneco, Inc. (3)	9,540	553,988
TRW Automotive Holdings Corp. (3)	5,815	474,620
Viacom, Inc.	22,370	1,901,225
Visteon Corp. (3)	7,260	642,074
Whirlpool Corp.	12,170	1,818,928

	(Cost $11,175,524)	12,395,840

Consumer Staples - 5.2%
Archer-Daniels-Midland Co.	34,458	1,495,133
CVS Caremark Corp.	21,590	1,616,227
Nu Skin Enterprises, Inc.	8,200	679,370
Rite Aid Corp. (3)	99,150	621,671
Tyson Foods, Inc.	17,425	766,874
Wal-Mart Stores, Inc.	10,420	796,401

	(Cost $5,402,703)	5,975,676

Energy - 4.3%
ConocoPhillips	22,230	1,563,881
Green Plains Renewable Energy, Inc.	11,530	345,439
Halliburton Co.	5,750	338,618
Phillips 66	15,100	1,163,606
Valero Energy Corp.	29,140	1,547,334

	(Cost $4,369,078)	4,958,878

Financials - 9.7%
Aflac, Inc.	8,235	519,134
American Equity Investment Life Holding Co.	20,345	480,549
American International Group, Inc.	20,130	1,006,701
Assurant, Inc.	11,495	746,715
CNO Financial Group, Inc.	56,240	1,017,944
Genworth Financial, Inc. (3)	25,540	452,824
JPMorgan Chase & Co.	9,575	581,298
MetLife, Inc.	31,170	1,645,775
Principal Financial Group, Inc.	22,065	1,014,769
Protective Life Corp.	15,045	791,217
StanCorp Financial Group, Inc.	10,920	729,456
Symetra Financial Corp.	32,030	634,835
Wells Fargo & Co.	28,515	1,418,336

	(Cost $10,061,124)	11,039,553

Healthcare - 10.8%
AbbVie, Inc.	8,025	412,485
Agilent Technologies, Inc.	21,740	1,215,701
Amsurg Corp. (3)	8,245	388,175
Cardinal Health, Inc.	27,440	1,920,251
Centene Corp. (3)	3,040	189,240
Charles River Laboratories International, Inc. (3)	6,340	382,556
Health Net, Inc./CA (3)	9,915	337,209
Henry Schein, Inc. (3)	5,115	610,578
Impax Laboratories, Inc. (3)	16,550	437,251
Johnson & Johnson	8,025	788,296
Magellan Health Services, Inc. (3)	10,430	619,021
McKesson Corp.	11,060	1,952,863
Pfizer, Inc.	48,125	1,545,775
VCA Antech, Inc. (3)	11,630	374,835
WellPoint, Inc.	10,885	1,083,602

	(Cost $11,081,165)	12,257,838

Industrials - 5.7%
Curtiss-Wright Corp.	6,850	435,249
Esterline Technologies Corp. (3)	4,575	487,421
Honeywell International, Inc.	5,425	503,223
ITT Corp.	10,595	453,042
Manpowergroup, Inc.	10,835	854,123
Northrop Grumman Corp.	13,850	1,708,813
Parker Hannifin Corp.	8,810	1,054,645
RR Donnelley & Sons Co.	58,395	1,045,271

	(Cost $5,491,794)	6,541,787

Information Technology - 16.6%
Activision Blizzard, Inc.	104,896	2,144,074
Anixter International, Inc.	4,880	495,418
Apple, Inc.	1,480	794,375
Benchmark Electronics, Inc. (3)	7,505	169,988
Computer Sciences Corp.	19,845	1,206,973
Convergys Corp.	22,085	483,882
Google, Inc. (3)	415	462,522
Hewlett-Packard Co. (3)	83,820	2,712,414
Intel Corp.	62,860	1,622,668
Knowles Corp. (3)	7,195	227,146
Lexmark International, Inc.	10,130	468,918
Microsoft Corp.	12,940	530,411
Oracle Corp.	26,395	1,079,819
SanDisk Corp. (3)	10,840	880,100
Sanmina Corp. (3)	10,085	175,983
Seagate Technology PLC	5,935	333,310
Western Digital Corp.	27,700	2,543,414
Xerox Corp.	163,545	1,848,059
Zebra Technologies Corp. (3)	9,850	683,689

	(Cost $14,824,735)	18,863,163

Materials - 1.3%
Dow Chemical Co./The	7,740	376,087
Minerals Technologies, Inc.	6,615	427,064
PPG Industries, Inc.	3,330	644,222

	(Cost $1,404,368)	1,447,373

Total Common Stocks	(Cost $63,810,491)	73,480,108

Registered Investment Companies - 32.0%

Federated Bond Fund	470,873	4,454,456
iShares iBoxx $ High Yield Corporate Bond ETF	16,175	1,526,758
iShares JP Morgan Emerging Bond Fund	8,970	999,437
iShares MSCI EAFE Index Fund	28,715	1,929,648
Ivy High Income Fund	352,898	3,087,855
Prudential Total Return Bond Fund	360,102	5,102,648
Putnam Absolute Return 300 Fund	140,318	1,507,016
Putnam Diversified Income Fund	926,503	7,347,171
Sentinel Total Return Bond Fund	630,016	6,747,469
TCW Emerging Markets Income Fund	152,963	1,304,008
Thompson Bond Fund	210,793	2,504,216

Total Registered Investment Companies	(Cost $36,496,605)	36,510,682

Money Market Registered Investment Companies - 4.1%

Meeder Money Market Fund - Institutional Class, 0.11% (4)	4,707,453	4,707,453

Total Money Market Registered Investment Companies	(Cost $4,707,453)	4,707,453

Floating Rate Demand Notes - 0.0%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.60%, 4/1/2014 (5)	830	830

Total Floating Rate Demand Notes	(Cost $830)	830

U.S. Government Obligations - 0.4%

U.S. Treasury Bill, 0.07%, due 6/5/2014 (6)	500,000		499,982

Total U.S. Government Obligations	(Cost $499,955)		499,982

Total Investments - 101.0%	(Cost $105,515,334	)(2)	115,199,055

Liabilities less Other Assets - (1.0%)			(1,160,552)

Total Net Assets - 100.0%			114,038,503

Trustee Deferred Compensation (7)

Meeder Aggressive Growth Fund	2,140	23,861
Meeder Balanced Fund	1,233	13,970
Meeder Dynamic Growth Fund	772	8,160
Meeder Muirfield Fund	2,125	15,109

Meeder Quantex Fund	819	29,427
Meeder Utilities & Infrastructure Fund	251	8,163

Total Trustee Deferred Compensation	(Cost $69,553)	98,690

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring June 2014, notional value $3,729,200	8	5,740

Total Futures Contracts	8	5,740

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$114,699,073	$5,740
Level 2 - Other Significant Observable Inputs	499,982	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$115,199,055	$5,740

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $105,517,840 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$10,802,662
Unrealized depreciation	$(1,121,447)
Net unrealized appreciation (depreciation)	$9,681,215

(3)	Represents non-income producing securities.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2014.

(5)	Floating rate security. The rate shown represents the rate in effect at March 31, 2014.

(6)	Pledged as collateral on futures contracts.

(7)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2014 (Unaudited)

Strategic Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 64.9%

Consumer Discretionary - 8.9%
Best Buy Co., Inc.	29,110	768,795
Graham Holdings Co.	1,730	1,217,488
Harman International Industries, Inc.	17,150	1,824,760
Jack in the Box, Inc. (3)	11,470	676,042
Johnson Controls, Inc.	2,640	124,925
Live Nation Entertainment, Inc. (3)	54,370	1,182,547
Viacom, Inc.	16,025	1,361,965
Visteon Corp. (3)	12,740	1,126,726

	(Cost $6,411,524)	8,283,248

Consumer Staples - 1.7%
Nu Skin Enterprises, Inc.	10,070	834,300
Rite Aid Corp. (3)	124,570	781,054

	(Cost $1,645,951)	1,615,354

Energy - 3.5%
ConocoPhillips	7,680	540,288
Oil States International, Inc. (3)	10,135	999,311
Patterson-UTI Energy, Inc.	55,070	1,744,618

	(Cost $3,031,113)	3,284,217

Financials - 15.2%
American Equity Investment Life Holding Co.	22,045	520,703
American International Group, Inc.	20,740	1,037,207
Ashford Hospitality Trust, Inc. (4)	50,835	572,910
Brandywine Realty Trust (4)	73,640	1,064,834
CNO Financial Group, Inc.	38,450	695,945
Genworth Financial, Inc. (3)	86,395	1,531,783
Host Hotels & Resorts, Inc. (4)	35,130	711,031
Principal Financial Group, Inc.	31,800	1,462,482
Prologis, Inc. (4)	23,425	956,443
Protective Life Corp.	23,640	1,243,228
RAIT Financial Trust (4)	88,465	751,068
RLJ Lodging Trust (4)	84,760	2,266,481
StanCorp Financial Group, Inc.	5,080	339,344
Strategic Hotels & Resorts, Inc. (3)(4)	64,880	661,127
Symetra Financial Corp.	12,370	245,173

	(Cost $11,882,043)	14,059,759

Healthcare - 10.2%
Cardinal Health, Inc.	6,830	477,963
Centene Corp. (3)	7,015	436,684
Henry Schein, Inc. (3)	6,080	725,770
LifePoint Hospitals, Inc. (3)	8,450	460,948
Magellan Health Services, Inc. (3)	9,205	546,317
McKesson Corp.	17,545	3,097,920
VCA Antech, Inc. (3)	12,430	400,619
WellPoint, Inc.	24,975	2,486,261
Zimmer Holdings, Inc.	9,415	890,471

	(Cost $7,904,380)	9,522,953

Industrials - 6.3%
Delta Air Lines, Inc. (3)	21,885	758,315
Esterline Technologies Corp. (3)	5,785	616,334
ITT Corp.	16,305	697,202
Manpowergroup, Inc.	15,715	1,238,813
Moog, Inc. (3)	4,605	301,674
Northrop Grumman Corp.	11,625	1,434,293
UniFirst Corp./MA	7,160	787,170

	(Cost $4,572,610)	5,833,801

Information Technology - 13.5%
Activision Blizzard, Inc.	6,550	133,882
Brocade Communications Systems, Inc. (3)	37,700	399,997
Computer Sciences Corp.	26,130	1,589,227
Convergys Corp.	29,370	643,497
Hewlett-Packard Co. (3)	82,410	2,666,787
Lam Research Corp.	9,400	517,000
Lexmark International, Inc.	13,995	647,829
Western Digital Corp.	29,485	2,707,313
Xerox Corp.	199,930	2,259,209
Zebra Technologies Corp. (3)	14,420	1,000,892

	(Cost $9,307,252)	12,565,633

Materials - 5.6%
Ashland, Inc.	7,020	698,350
Cabot Corp.	3,080	181,905
Dow Chemical Co./The	9,405	456,989
Minerals Technologies, Inc.	12,550	810,228
PPG Industries, Inc.	8,856	1,713,282
SonoCo. Products Co.	33,280	1,365,146

	(Cost $4,382,456)	5,225,900

Total Common Stocks	(Cost $49,137,329)	60,390,865

Registered Investment Companies - 30.5%

iShares MSCI Emerging Markets ETF (9)	173,545	7,117,080
iShares MSCI EAFE Index Fund (9)	107,865	7,248,528
Oppenheimer Developing Markets Fund	198,625	7,331,238
Oppenheimer International Growth Fund	173,266	6,679,396

Total Registered Investment Companies	(Cost $26,207,065)	28,376,242

Money Market Registered Investment Companies - 4.3%

Meeder Money Market Fund - Institutional Class, 0.11% (5)	4,031,065	4,031,065

Total Money Market Registered Investment Companies	(Cost $4,031,065)	4,031,065

Floating Rate Demand Notes - 0.0%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.60%, 4/1/2014 (6)	299		299

Total Floating Rate Demand Notes	(Cost $299)		299

U.S. Government Obligations - 0.3%

U.S. Treasury Bill, 0.07%, due 6/5/2014 (7)	300,000		299,989

Total U.S. Government Obligations	(Cost $299,973)		299,989

Total Investments - 100.0%	(Cost $79,675,731	)(2)	93,098,460

Other Assets less Liabilities - 0.0%			27,124

Total Net Assets - 100.0%			93,125,584

Trustee Deferred Compensation (8)

Meeder Aggressive Growth Fund	1,872		20,873
Meeder Balanced Fund	1,083		12,270
Meeder Dynamic Growth Fund	678		7,166
Meeder Muirfield Fund	1,872		13,310
Meeder Quantex Fund	714		25,654
Meeder Utilities & Infrastructure Fund	220		7,154

Total Trustee Deferred Compensation	(Cost $61,688)		86,427

Futures Contracts

	Long Contracts		Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring June 2014, notional value $932,300	2		1,435
Standard & Poors Mid Cap 400 E-Mini expiring June 2014, notional value $549,960	4		2,310
Russell 2000 Mini expiring June 2014, notional value $2,809,200	24		(27,900)

Total Futures Contracts	30		(24,155)

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$92,798,471	$(24,155)
Level 2 - Other Significant Observable Inputs	299,989	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$93,098,460	$(24,155)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax and financial reporting purposes are the same.

(3)	Represents non-income producing securities.

(4)	Real estate investment trust.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2014.

(6)	Floating rate security. The rate shown represents the rate in effect at March 31, 2014.

(7)	Pledged as collateral on futures contracts.

(8)	Assets of affiliates to the Strategic Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(9)	Exchange-traded fund.

(10)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2014 (Unaudited)

Quantex Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 91.3%

Consumer Discretionary - 17.6%
AutoNation, Inc. (3)	8,640	459,907
Cablevision Systems Corp.	23,950	404,037
Darden Restaurants, Inc.	7,900	401,004
DR Horton, Inc.	19,240	416,546
Family Dollar Stores, Inc.	6,580	381,706
Fossil Group, Inc. (3)	3,580	417,321
GameStop Corp.	8,720	358,392
Gannett Co., Inc.	14,515	400,614
Goodyear Tire & Rubber Co./The	18,005	470,471
Graham Holdings Co.	645	453,919
H&R Block, Inc.	14,785	446,359
Harman International Industries, Inc.	5,245	558,068
Hasbro, Inc.	7,805	434,114
International Game Technology	23,645	332,449
Interpublic Group of Cos., Inc./The	24,260	415,815
Leggett & Platt, Inc.	13,880	453,043
Lennar Corp.	10,810	428,292
PetSmart, Inc.	5,880	405,191
PulteGroup, Inc.	20,990	402,798
Urban Outfitters, Inc. (3)	11,575	422,140

	(Cost $6,522,479)	8,462,186

Consumer Staples - 1.8%
Avon Products, Inc.	24,830	363,511
Safeway, Inc.	13,185	487,054

	(Cost $675,667)	850,565

Energy - 8.1%
Denbury Resources, Inc.	26,025	426,810
Diamond Offshore Drilling, Inc.	7,545	367,894
Nabors Industries, Ltd.	25,275	623,029
Newfield Exploration Co. (3)	17,435	546,762
Peabody Energy Corp.	21,895	357,764
QEP Resources, Inc.	14,010	412,454
Rowan Cos. Plc	12,145	409,044
Tesoro Corp.	7,310	369,813
WPX Energy, Inc. (3)	21,070	379,892

	(Cost $3,899,854)	3,893,462

Financials - 13.1%
Apartment Investment & Management Co. (4)	16,575	500,897
Assurant, Inc.	6,470	420,291
E*TRADE Financial Corp. (3)	21,867	503,377
Genworth Financial, Inc. (3)	27,650	490,235
Hudson City Bancorp, Inc.	45,540	447,658
Huntington Bancshares, Inc./OH	44,500	443,665
Kimco Realty Corp. (4)	21,650	473,702
Legg Mason, Inc.	9,875	484,270
Macerich Co./The (4)	7,260	452,516
NASDAQ OMX Group, Inc./The	10,790	398,583
People's United Financial, Inc.	28,400	422,308
Plum Creek Timber Co., Inc. (4)	9,195	386,558
Torchmark Corp.	5,495	432,457
Zions Bancorporation	14,335	444,098

	(Cost $4,430,675)	6,300,615

Healthcare - 8.4%
DENTSPLY International, Inc.	8,860	407,914
Edwards Lifesciences Corp. (3)	6,500	482,105
Hospira, Inc. (3)	10,405	450,016
Laboratory Corp. of America Holdings (3)	4,680	459,622
Patterson Cos., Inc.	10,425	435,348
PerkinElmer, Inc.	10,415	469,300
Quest Diagnostics, Inc.	7,985	462,491
Tenet Healthcare Corp. (3)	10,197	436,534
Varian Medical Systems, Inc. (3)	5,505	462,365

	(Cost $3,370,450)	4,065,695

Industrials - 12.5%
ADT Corp./The	10,565	316,422
Allegion PLC	9,675	504,745
Cintas Corp.	7,155	426,510
Dun & Bradstreet Corp./The	3,500	347,725
Iron Mountain, Inc.	14,150	390,116
Jacobs Engineering Group, Inc. (3)	6,870	436,245
Joy Global, Inc.	7,310	423,980
Masco Corp.	18,780	417,104
Pitney Bowes, Inc.	18,430	478,996
Quanta Services, Inc. (3)	13,605	502,024
Robert Half International, Inc.	10,225	428,939
Ryder System, Inc.	5,860	468,331
Snap-on, Inc.	3,920	444,842
Xylem, Inc./NY	12,410	451,972

	(Cost $4,762,951)	6,037,951

Information Technology - 10.6%
Computer Sciences Corp.	7,650	465,273
Electronic Arts, Inc. (3)	18,720	543,067
F5 Networks, Inc. (3)	4,705	501,694
First Solar, Inc. (3)	7,860	548,549
FLIR Systems, Inc.	14,265	513,540
Harris Corp.	5,960	436,034
Jabil Circuit, Inc.	24,625	443,250
LSI Corp.	38,915	430,788
Teradata Corp. (3)	9,400	462,386
Total System Services, Inc.	12,905	392,441
VeriSign, Inc. (3)	7,155	385,726

	(Cost $3,871,616)	5,122,748

Materials - 10.6%
Airgas, Inc.	3,825	407,401
Allegheny Technologies, Inc.	12,050	454,044
Avery Dennison Corp.	8,415	426,388
Ball Corp.	8,275	453,553
Bemis Co., Inc.	10,485	411,431
Cliffs Natural Resources, Inc.	16,385	335,237
International Flavors & Fragrances, Inc.	4,995	477,872
MeadWestvaco Corp.	11,630	437,752
Owens-Illinois, Inc. (3)	12,000	405,960
Sealed Air Corp.	12,610	414,491
United States Steel Corp.	14,555	401,864
Vulcan Materials Co.	7,195	478,108

	(Cost $4,558,749)	5,104,101

Telecommunication Services - 2.0%
Frontier Communications Corp.	92,350	526,857
Windstream Holdings, Inc.	53,815	443,436

	(Cost $872,900)	970,293
Utilities - 6.6%
AGL Resources, Inc.	9,091	445,095
CMS Energy Corp.	15,975	467,748
Integrys Energy Group, Inc.	7,890	470,639
Pepco Holdings, Inc.	22,450	459,775
Pinnacle West Capital Corp.	8,115	443,566
SCANA Corp.	9,110	467,525
TECO Energy, Inc.	24,910	427,207

	(Cost $2,913,044)	3,181,555

Total Common Stocks	(Cost $35,878,385)	43,989,171

Money Market Registered Investment Companies - 8.0%

Meeder Money Market Fund - Institutional Class, 0.11% (5)	3,851,160	3,851,160

Total Money Market Registered Investment Companies	(Cost $3,851,160)	3,851,160

U.S. Government Obligations - 0.6%

U.S. Treasury Bill, 0.07%, due 6/5/2014 (6)	300,000		299,989

Total U.S. Government Obligations	(Cost $299,975)		299,989

Total Investments - 99.9%	(Cost $40,029,520	)(2)	48,140,320

Other Assets less Liabilities - 0.1%			36,793

Total Net Assets - 100.0%			48,177,113

Trustee Deferred Compensation (7)

Meeder Aggressive Growth Fund	947	10,559
Meeder Balanced Fund	544	6,164
Meeder Dynamic Growth Fund	341	3,604
Meeder Muirfield Fund	1,913	13,601
Meeder Quantex Fund	1,188	42,685
Meeder Utilities & Infrastructure Fund	111	3,610

Total Trustee Deferred Compensation	(Cost $47,851)	80,223

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors Mid Cap 400 E-Mini expiring June 2014, notional value $3,987,210	29	35,668

Total Futures Contracts	29	35,668

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$47,840,331	$35,668
Level 2 - Other Significant Observable Inputs	299,989	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$48,140,320	$35,668

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $40,119,631 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$8,957,579
Unrealized depreciation	$(936,890)
Net unrealized appreciation (depreciation)	$8,020,689

(3)	Represents non-income producing securities.

(4)	Real estate investment trust.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2014.

(6)	Pledged as collateral on Futures Contracts.

(7)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2014 (Unaudited)

Utilities & Infrastructure Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 99.2%

Electric Utility - 15.4%
Capstone Turbine Corp. (3)	245,217	522,312
Covanta Holding Corp.	65,838	1,188,376
General Electric Co.	58,764	1,521,400
ITC Holdings Corp.	28,659	1,070,414
MDU Resources Group, Inc.	54,783	1,879,606

	(Cost $4,677,129)	6,182,108

Natural Gas Distribution - 17.2%
Energy Transfer Equity, L.P.	28,142	1,315,639
MarkWest Energy Partners, L.P.	15,397	1,005,732
National Grid PLC (3)(4)	11,626	799,171
ONE Gas, Inc.	3,819	137,217
ONEOK, Inc.	15,278	905,222
WGL Holdings, Inc.	30,406	1,218,064
Williams Cos., Inc./The	38,615	1,566,997

	(Cost $4,288,940)	6,948,042

Oil Exploration & Production - 5.9%
Energen Corporation	10,431	842,929
EQT Corp.	15,716	1,523,981

	(Cost $1,376,845)	2,366,910

Pipelines - 16.1%
Enterprise Products Partners, L.P.	26,354	1,827,913
Kinder Morgan Energy Partners, L.P.	37,850	1,229,747
National Fuel Gas Co.	20,831	1,459,003
Questar Corp.	41,727	992,268
Spectra Energy Corp.	26,919	994,383

	(Cost $4,848,521)	6,503,314

Telecommunication Services - 25.4%
American Tower Corp. (5)	19,545	1,600,149
AT&T, Inc.	39,215	1,375,270
BCE, Inc.	17,372	749,428
Corning, Inc.	62,160	1,294,171
QUALCOMM, Inc.	18,369	1,448,579
Telefonaktiebolaget LM Ericsson (4)	57,650	768,475
Telephone & Data Systems, Inc.	58,699	1,538,502
Verizon Communications, Inc.	22,809	1,085,024
Vodafone Group PLC (4)	11,200	412,272

	(Cost $8,584,943)	10,271,870

Utility Services - 13.5%
Black Hills Corp.	6,794	391,674
Fluor Corp.	10,540	819,274
Macquarie Infrastructure Co. LLC	21,659	1,240,411
NiSource, Inc.	22,419	796,547
Quanta Services, Inc. (3)	36,193	1,335,523
UGI Corp.	18,268	833,203

	(Cost $4,181,406)	5,416,632

Water Utility - 5.7%
American Water Works Co., Inc.	32,369	1,469,554
Veolia Environnement SA (4)	41,123	817,525

	(Cost $1,626,547)	2,287,079

Total Common Stocks	(Cost $29,584,331)	39,975,955

Money Market Registered Investment Companies - 0.8%

Meeder Money Market Fund - Institutional Class, 0.11% (6)	309,297		309,297

Total Money Market Registered Investment Companies	(Cost $309,297)		309,297

Total Investments - 100.0%	(Cost $29,893,628	)(2)	40,285,252

Liabilities less Other Assets - (0.0%)			(14,397)

Total Net Assets - 100.0%			40,270,855

Trustee Deferred Compensation (7)

Meeder Aggressive Growth Fund	1,111	12,388
Meeder Balanced Fund	638	7,229
Meeder Dynamic Growth Fund	399	4,217
Meeder Muirfield Fund	1,824	12,969
Meeder Quantex Fund	1,043	37,475
Meeder Utilities & Infrastructure Fund	130	4,228

Total Trustee Deferred Compensation	(Cost $48,313)	78,506

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$40,285,252	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$40,285,252	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $29,996,349 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$10,466,336
Unrealized depreciation	$(177,433)
Net unrealized appreciation (depreciation)	$10,288,903

(3)	Represents non-income producing securities.

(4)	American Depositary Receipt.

(5)	Real estate investment trust.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2014.

(7)	Assets of affiliates to the Utilities & Infrastructure Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2014 (Unaudited)

Total Return Bond Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Registered Investment Companies - 96.2%

AllianceBernstein High Income Fund	859,098	8,204,387
Eaton Vance Floating-Rate Advantaged Fund	701,088	7,824,147
Federated Bond Fund	880,817	8,332,533
Fidelity Capital & Income Fund	329,276	3,312,518
Goldman Sachs Strategic Income Fund	578,401	6,154,190
iShares iBoxx $ High Yield Corporate Bond ETF	18,905	1,784,443
iShares iBoxx $ Investment Grade Corporate Bond ETF	26,125	3,055,058
iShares JP Morgan USD Emerging Markets Bond ETF	36,070	4,018,919
Ivy High Income Fund	990,634	8,668,046
Pimco Total Return ETF	37,950	4,047,747
Prudential Total Return Bond Fund	212,484	3,010,904
Putnam Absolute Return 300 Fund	995,520	10,691,880
Putnam Diversified Income Trust	1,117,578	8,862,390
Sentinel Total Return Bond Fund	582,512	6,238,702
SPDR Barclays High Yield Bond ETF	43,380	1,792,462
SPDR Barclays Short Term High Yield Bond ETF	32,365	1,002,341
TCW Emerging Markets Income Fund	959,478	8,179,548
Templeton Global Total Return Fund	224,949	3,016,572

Total Registered Investment Companies	(Cost $97,602,818)	98,196,787

Money Market Registered Investment Companies - 6.0%

Meeder Money Market Fund - Institutional Class, 0.11% (3)	6,133,714	6,133,714

Total Money Market Registered Investment Companies	(Cost $6,133,714)	6,133,714

U.S. Government Obligations - 0.2%

Government National Mortgage Association, 6.50%, due 7/20/2038	35,191		41,537
U.S. Treasury Bill, 0.07%, due 6/5/2014 (4)	200,000		199,993

Total U.S. Government Obligations	(Cost $243,073)		241,530

Total Investments - 102.4%	(Cost $103,979,605	)(2)	104,572,031

Liabilities less Other Assets - (2.4%)			(2,418,771)

Total Net Assets - 100.0%			102,153,260

Trustee Deferred Compensation (5)

Meeder Aggressive Growth Fund	645	7,192
Meeder Balanced Fund	374	4,237
Meeder Dynamic Growth Fund	248	2,621
Meeder Muirfield Fund	685	4,870
Meeder Quantex Fund	227	8,156
Meeder Utilities & Infrastructure Fund	79	2,569

Total Trustee Deferred Compensation	(Cost $23,619)	29,645

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$104,330,501	$-
Level 2 - Other Significant Observable Inputs	241,530	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$104,572,031	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $104,000,379 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,070,677
Unrealized depreciation	$(499,025)
Net unrealized appreciation (depreciation)	$571,652

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2014.

(4)	Pledged as collateral on futures contracts.

(5)	Assets of affiliates to the Total Return Bond Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2014 (Unaudited)

Money Market Fund

Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount($) or Shares	Fair Value ($)(1)

Bank Obligations - 12.3%

American National Bank	0.20%	(3)	04/01/14	249,000	249,000
Bank Midwest Deposit Account	0.65%	(3)	04/01/14	249,000	249,000
Columbus First Bank Demand Deposit Account	0.45%	(3)	04/01/14	249,000	249,000
EverBank Money Market Account	0.61%	(3)	04/01/14	249,000	249,000
FICA Bank Deposit Program (4)	0.23%		--	10,008,382	10,008,382
First Merchants Bank Demand Account	0.25%	(3)	04/01/14	249,000	249,000
Metro City Bank	0.45%	(3)	04/01/14	249,000	249,000
Mid America Bank Demand Deposit Account	0.40%	(3)	04/01/14	249,000	249,000
Nationwide Bank Deposit Account	0.60%	(3)	04/01/14	249,000	249,000
Plaza Bank Deposit Account	0.55%	(3)	04/01/14	249,000	249,000
PNC Bank	0.20%	(3)	04/01/14	249,000	249,000
TD Bank Demand Deposit Account	0.20%	(3)	04/01/14	249,000	249,000

Total Bank Obligations				(Cost $12,747,382)	12,747,382

Certificates of Deposit - 4.6%

1st Source Bank	0.20%	04/30/14	249,000	249,000
Banco Popular de Puerto Rico	0.40%	06/11/14	249,000	249,000
Bank of Baroda/New York NY	0.35%	05/09/14	249,000	249,000
Bank of India/New York NY	0.50%	09/17/14	248,000	248,000
Beal Bank USA	0.40%	09/24/14	249,000	249,000
BMW Bank of North America	0.25%	05/09/14	249,000	249,000
Cole Taylor Bank	0.20%	04/10/14	249,000	249,000
Customers Bank	0.40%	01/15/15	248,000	248,000
Discover Bank/Greenwood DE	0.30%	04/10/14	248,000	248,000
Doral Bank	0.35%	05/30/14	249,000	249,000
Enterprise Bank & Trust/Clayton MO	0.25%	05/16/14	249,000	249,000
Enterprise Bank	0.30%	01/16/15	249,000	249,000
Fifth Third Bank/Cincinnati OH	0.40%	04/10/14	248,000	248,000
First Mid-Illinois Bank & Trust NA	0.30%	09/26/14	249,000	249,000
First Niagara Bank NA	0.35%	06/13/14	249,000	249,000
FirstBank Puerto Rico	0.30%	05/23/14	249,000	249,000
Mizuho Corporate Bank USA	0.30%	05/29/14	249,000	249,000
Safra National Bank of New York	0.25%	06/30/14	249,000	249,000
State Bank of India/New York NY	0.50%	09/23/14	248,000	248,000

Total Certificates of Deposit			(Cost $4,726,000)	4,726,000

Corporate Obligations - 26.3%

Bath Technologies (6)	0.30%	(3)	04/03/14	580,000	580,000
Caterpillar Financial Power Investment Floating Rate Demand Note	0.60%	(5)	04/01/14	9,869,423	9,869,423
GE Demand Note	0.45%	(5)	04/01/14	9,014,495	9,014,495
Met Life Global Funding (6)	1.14%	(5)	04/04/14	4,800,000	4,800,349
Rabobank Nederland	0.28%	(5)	06/03/14	1,000,000	1,000,000
Springside Corp. Exchange Partners, LLC (6)	0.16%	(3)	04/03/14	2,000,000	2,000,000

Total Corporate Obligations				(Cost $27,264,267)	27,264,267

Repurchase Agreements - 19.3%

G.X. Clarke (Collateralized by $9,851,000 various Federal National Mortgage Associations and Federal Home Loan Mortgage Corps.,0.305% - 5.00%, due 7/2/15 - 3/27/19, fair value $10,202,128) (proceeds $10,000,000), purchase date 3/25/14	0.21%	04/01/14	10,000,000	10,000,000
G.X. Clarke (Collateralized by $9,788,000 various Federal National Mortgage Associations and Federal Home Loan Mortgage Corps., 0.50% - 5.35%, due 8/28/14 - 11/17/17, fair value $10,202,060) (proceeds $10,000,000), purchase date 3/27/14	0.21%	04/03/14	10,000,000	10,000,000

Total Repurchase Agreements			(Cost $20,000,000)	20,000,000

U.S. Government Agency Obligations - 24.7%

Fannie Mae	0.36%	(5)	06/23/14	5,000,000	5,003,065
Federal Farm Credit Bank	0.13%	(5)	04/23/14	5,000,000	4,999,752
Federal Farm Credit Bank	0.06%	(5)	05/13/14	5,000,000	4,999,943
Federal Farm Credit Bank	0.21%	(5)	06/24/14	5,605,000	5,607,156
Federal Farm Credit Bank	0.09%	(5)	04/28/14	5,000,000	4,999,712

Total U.S. Government Agency Obligations				(Cost $25,609,628)	25,609,628

Money Market Registered Investment Companies - 12.8%

Fidelity Institutional Money Market Portfolio, 0.09% (7)	13,310,602		13,310,602

Total Money Market Registered Investment Companies	(Cost $13,310,602)		13,310,602

Total Investments - 100.0%	(Cost $103,657,879	) (2)	103,657,879

Other Assets less Liabilities - 0.0%			37,548

Total Net Assets - 100.0%			103,695,427

Trustee Deferred Compensation (8)

Meeder Aggressive Growth Fund	803	8,953
Meeder Balanced Fund	459	5,200
Meeder Dynamic Growth Fund	287	3,034
Meeder Muirfield Fund	1,659	11,795
Meeder Quantex Fund	1,052	37,798
Meeder Utilities & Infrastructure Fund	94	3,057

Total Trustee Deferred Compensation	(Cost $43,669)	69,837

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$13,310,602	$-
Level 2 - Other Significant Observable Inputs	90,347,277	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$103,657,879	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax and financial reporting purposes are the same.

(3)
Variable rate security.  Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks.  The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices.  The rate shown represents the rate in effect at March 31, 2014.  The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)
The FICA bank deposits were purchased through StoneCastle Partners, LLC, an independent, privately held asset management and investment services company.  The underlying bank deposits are insured through the Federal Deposit Insurance Corporation (FDIC).  The interest rate varies monthly and any accrued interest is reinvested into the program on a monthly basis.  For a complete list of the underlying bank deposits that make up this program, visit www.meederinvestment.com.

(5)	Floating rate security. The rate shown represents the rate in effect at March 31, 2014. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(6)
Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.  Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees.  Bath Technologies was acquired on 10/18/1999 at a cost of $580,000.  Springside Corp. Exchange Partners, LLC was acquired on 2/5/2004 at a cost of $2,000,000.  Met Life Global Funding was acquired on 3/20/2013 at a cost of $4,843,608.  As of March 31, 2014, securities restricted as to resale to institutional investors represented 7.1% of Total Investments.  The fair value noted approximates amortized cost.

(7)	7-day yield as of March 31, 2014.

(8)	Assets of affiliates to the Money Market Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(9)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2.  Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)).  Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	May 23, 2014

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	May 23, 2014